UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8061
Diamond Hill Funds
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard.
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices)          (Zip code)
Gary R. Young,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3341
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11
Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30bl-5 under the Investment Company Act of 1940 (17 CFR 270.30bl-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 82.6%
Consumer Discretionary — 8.1%
Aaron’s, Inc.◊	435,310	$11,039,462
Callaway Golf Co.◊	731,916	4,991,667
Carter’s, Inc.*	137,905	3,948,220
Global Sources Ltd.*	524,661	6,101,807
Hillenbrand, Inc.	574,910	12,360,565
K-Swiss, Inc., Class A*◊	766,040	8,633,271
Liquidity Services, Inc.*◊	155,061	2,769,390
Steiner Leisure Ltd.*◊	501,127	23,182,135

		73,026,517

Consumer Staples — 10.0%
B&G Foods, Inc.	247,965	4,654,303
Energizer Holdings, Inc.*	431,250	30,687,750
Flowers Foods, Inc.◊	1,022,421	27,840,524
Ralcorp Holdings, Inc.*	184,400	12,618,492
Ruddick Corp.◊	190,230	7,340,976
Snyders-Lance, Inc.◊	360,530	7,156,520

		90,298,565

Energy — 15.0%
Berry Petroleum Co., Class A	515,645	26,014,290
Carrizo Oil & Gas, Inc.*	306,405	11,315,537
Cimarex Energy Co.	241,295	27,806,836
Denbury Resources, Inc.*	638,515	15,579,766
Exterran Holdings, Inc.*◊	304,078	7,215,771
Forest Oil Corp.*◊	303,235	11,471,380
Southwestern Energy Co.*	208,230	8,947,643
Whiting Petroleum Corp.*	375,300	27,565,785

		135,917,008

Financials — 20.6%
Alleghany Corp.*	40,533	13,415,533
Arch Capital Group Ltd.*	136,635	13,552,826
Assurant, Inc.	740,495	28,516,462
Assured Guaranty Ltd.	2,183,177	32,529,337
City National Corp.	101,775	5,806,264
First American Financial Corp.◊	306,020	5,049,330
First Niagara Financial Group, Inc.◊	248,790	3,378,568
HCC Insurance Holdings, Inc.	212,545	6,654,784
Horace Mann Educators Corp.	683,490	11,482,632
Huntington Bancshares, Inc.	1,355,798	9,002,499
Mid-America Apartment Communities, Inc. REIT◊	127,569	8,189,930
National Penn Bancshares, Inc.◊	659,430	5,103,988
Old Republic International Corp.	1,797,310	22,807,864
Popular, Inc.*	1,634,955	4,757,719
Redwood Trust, Inc. REIT◊	356,720	5,546,996
Sterling Bancorp	493,537	4,940,305
United Fire & Casualty Co.◊	212,675	4,298,162
Winthrop Realty Trust REIT	132,859	1,627,523

		186,660,722

Health Care — 5.7%
Greatbatch, Inc.*◊	250,445	6,626,775
Kinetic Concepts, Inc.*	108,670	5,913,821
LifePoint Hospitals, Inc.*	429,225	17,246,260
Myriad Genetics, Inc.*◊	794,180	16,002,727
STERIS Corp.◊	167,635	5,790,113

		51,579,696

Industrials — 12.8%
AAR Corp.*	397,572	11,020,696
AirTran Holdings, Inc.*	1,316,400	9,807,180
Allegiant Travel Co.◊	276,570	12,116,532
Apogee Enterprises, Inc.◊	514,250	6,782,957
Brink’s Co., The	417,570	13,825,743
Corrections Corp. of America*	352,635	8,604,294
HUB Group, Inc., Class A*◊	228,920	8,284,615
Kaydon Corp.	121,285	4,753,159
Kennametal, Inc.	350,520	13,670,280
Saia, Inc.*◊	549,225	9,001,798
Toro Co., The	63,725	4,219,869
Trinity Industries, Inc.◊	375,845	13,782,236

		115,869,359

Information Technology — 8.0%
Alliance Data Systems Corp.*◊	203,650	17,491,498
Broadridge Financial Solutions, Inc.	274,155	6,220,577
CoreLogic, Inc.*	742,830	13,742,355
CSG Systems International, Inc.*	561,947	11,205,223
Verigy Ltd.*	1,662,075	23,418,637

		72,078,290

Utilities — 2.4%
Cleco Corp.◊	308,315	10,572,121

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Utilities — 2.4% continued
UGI Corp.	349,690	$11,504,801

		22,076,922

Total Common Stocks		$747,507,079

Repurchase Agreement — 6.8%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/11 to be repurchased at $61,857,114 on 4/1/11. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0%-6.0%, and maturities from 9/21/2011 through 4/18/2036.†	$61,856,839	61,856,839

Registered Investment Companies — 17.3%
JPMorgan Prime Money Market Fund, Capital Shares	84,159,373	84,159,373
JPMorgan U.S. Government Money Market Fund, Capital Shares	72,158,865	72,158,865

Total Registered Investment Companies		$156,318,238

Total Investment Securities — 106.7% (Cost $798,884,981)**		$965,682,156

Net Other Assets (Liabilities) — (6.7%)		(60,386,123)

Net Assets — 100.0%		$905,296,033

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $60,435,184.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.
REIT — Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 87.2%
Consumer Discretionary — 7.2%
Aaron’s, Inc.◊	24,985	$633,620
Callaway Golf Co.◊	111,165	758,145
Carter’s, Inc.*	13,575	388,652
GameStop Corp., Class A*◊	27,440	617,949
Hanesbrands, Inc.*	26,385	713,450
Hillenbrand, Inc.	50,320	1,081,880
K-Swiss, Inc., Class A*◊	87,015	980,659
Steiner Leisure Ltd.*◊	21,595	998,985

		6,173,340

Consumer Staples — 12.5%
ConAgra Foods, Inc.	119,710	2,843,113
Energizer Holdings, Inc.*	32,520	2,314,123
Flowers Foods, Inc.◊	81,450	2,217,883
Molson Coors Brewing Co., Class B	33,570	1,574,097
Ralcorp Holdings, Inc.*	14,465	989,840
Ruddick Corp.◊	18,450	711,986

		10,651,042

Energy — 17.6%
Berry Petroleum Co., Class A	23,880	1,204,746
Cimarex Energy Co.	31,155	3,590,302
Denbury Resources, Inc.*	90,688	2,212,787
Energen Corp.	18,830	1,188,550
Exterran Holdings, Inc.*◊	30,105	714,392
Forest Oil Corp.*◊	16,400	620,412
Noble Energy, Inc.	35,735	3,453,788
Southwestern Energy Co.*	24,655	1,059,425
Whiting Petroleum Corp.*	13,080	960,726

		15,005,128

Financials — 18.9%
Alleghany Corp.*	3,150	1,042,448
Allstate Corp.	31,435	999,004
Arch Capital Group Ltd.*	19,535	1,937,676
Assurant, Inc.	43,530	1,676,340
Assured Guaranty Ltd.	171,470	2,554,903
First Niagara Financial Group, Inc.◊	64,615	877,472
HCC Insurance Holdings, Inc.	26,825	839,891
Huntington Bancshares, Inc.	156,334	1,038,058
National Penn Bancshares, Inc.	124,500	963,630
Old Republic International Corp.	235,385	2,987,036
Popular, Inc.*	286,225	832,915
SunTrust Banks, Inc.	13,960	402,606

		16,151,979

Health Care — 9.4%
Forest Laboratories, Inc.*	81,045	2,617,753
Greatbatch, Inc.*	17,805	471,120
Kinetic Concepts, Inc.*	8,340	453,863
Life Technologies Corp.*	8,755	458,937
LifePoint Hospitals, Inc.*	20,970	842,575
Myriad Genetics, Inc.*◊	44,325	893,149
Quest Diagnostics, Inc.	39,155	2,260,027

		7,997,424

Industrials — 10.9%
AirTran Holdings, Inc.*	97,495	726,338
Brink’s Co., The	34,955	1,157,360
Corrections Corp. of America*	44,995	1,097,878
Dover Corp.	50,160	3,297,518
Fluor Corp.	6,105	449,694
HUB Group, Inc., Class A*◊	23,225	840,513
Parker Hannifin Corp.	6,545	619,681
Southwest Airlines Co.	37,195	469,773
Trinity Industries, Inc.	16,715	612,939

		9,271,694

Information Technology — 8.6%
Alliance Data Systems Corp.*◊	14,460	1,241,969
Broadridge Financial Solutions, Inc.	74,075	1,680,762
CoreLogic, Inc.*	74,990	1,387,315
Linear Technology Corp.	23,625	794,509
Verigy Ltd.*	158,430	2,232,278

		7,336,833

Utilities — 2.1%
Cleco Corp.	17,440	598,018
UGI Corp.	36,895	1,213,845

		1,811,863

Total Common Stocks		$74,399,303

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 6.8%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/2011 to be repurchased at $5,790,834 on 04/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.0%, and maturities from 09/21/2011 - 04/18/2036.†	$5,790,809	$5,790,809

Registered Investment Company — 14.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares	12,240,242	$12,240,242

Total Investment Securities — 108.3% (Cost $77,582,234)**		$92,430,354

Net Other Assets (Liabilities) — (8.3%)		(7,087,797)

Net Assets — 100.0%		$85,342,557

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $5,659,838.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 97.8%
Consumer Discretionary — 3.9%
Mattel, Inc.	130,520	$3,253,863
McDonald’s Corp.	317,719	24,175,239
Wal-Mart Stores, Inc.	374,978	19,517,605

		46,946,707

Consumer Staples — 12.6%
ConAgra Foods, Inc.	994,323	23,615,171
General Mills, Inc.	673,153	24,603,742
Kimberly-Clark Corp.	208,945	13,637,840
PepsiCo, Inc.	543,225	34,989,123
Procter & Gamble Co., The	552,202	34,015,643
Sysco Corp.◊	763,214	21,141,028

		152,002,547

Energy — 19.8%
Anadarko Petroleum Corp.	626,385	51,313,459
Apache Corp.	244,823	32,052,227
Devon Energy Corp.	537,197	49,298,569
EOG Resources, Inc.	274,030	32,475,295
Exxon Mobil Corp.	304,505	25,618,006
Occidental Petroleum Corp.	465,807	48,672,174

		239,429,730

Financials — 18.2%
Assurant, Inc.	292,110	11,249,156
Bank of New York Mellon Corp.	557,144	16,641,891
Chubb Corp., The	200,285	12,279,473
JPMorgan Chase & Co.	814,127	37,531,255
Marsh & McLennan Cos., Inc.	523,659	15,610,275
PNC Financial Services Group, Inc.	461,560	29,073,664
Prudential Financial, Inc.	372,330	22,928,082
Travelers Cos., Inc., The	500,109	29,746,483
U.S. Bancorp	828,793	21,904,999
Wells Fargo & Co.	747,420	23,693,214

		220,658,492

Health Care — 19.3%
Abbott Laboratories	701,342	34,400,825
Amgen, Inc.*	105,515	5,639,777
Baxter International, Inc.	381,707	20,524,385
Johnson & Johnson	446,454	26,452,400
Medtronic, Inc.	898,082	35,339,527
Merck & Co., Inc.	922,015	30,435,715
Pfizer, Inc.	1,772,737	36,004,288
Quest Diagnostics, Inc.	309,415	17,859,434
UnitedHealth Group, Inc.	594,961	26,892,237

		233,548,588

Industrials — 14.0%
3M Co.	266,057	24,876,330
Dover Corp.	381,393	25,072,776
Fluor Corp.	102,980	7,585,507
Illinois Tool Works, Inc.◊	439,934	23,633,254
Parker Hannifin Corp.	286,999	27,173,065
Raytheon Co.◊	362,379	18,434,220
United Technologies Corp.	495,277	41,925,198

		168,700,350

Information Technology — 7.1%
Alliance Data Systems Corp.*◊	121,370	10,424,469
Cisco Systems, Inc.	820,971	14,079,653
International Business Machines Corp.	144,460	23,557,092
Linear Technology Corp.◊	329,630	11,085,457
Microsoft Corp.	1,050,595	26,643,089

		85,789,760

Materials — 2.9%
Air Products & Chemicals, Inc.	253,370	22,848,907
PPG Industries, Inc.	134,855	12,839,544

		35,688,451

Total Common Stocks		$1,182,764,625

	Par Value

Repurchase Agreement — 1.5%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/11 to be repurchased at $17,586,424 on 4/1/11. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0%-6.0%, and maturities from 9/21/2011 through 4/18/2036.†	$17,586,346	17,586,346

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Registered Investment Company — 2.1%
JPMorgan Prime Money Market Fund, Capital Shares	25,557,138	$25,557,138

Total Investment Securities — 101.4%
(Cost $1,037,356,939)**		$1,225,908,109

Net Other Assets (Liabilities) — (1.4%)		(16,716,918)

Net Assets — 100.0%		$1,209,191,191

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $17,297,663.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 93.8%
Consumer Discretionary — 3.9%
McDonald’s Corp.	11,340	$862,861
Wal-Mart Stores, Inc.	16,290	847,894

		1,710,755

Consumer Staples — 14.7%
ConAgra Foods, Inc.	73,788	1,752,465
General Mills, Inc.	23,235	849,239
PepsiCo, Inc.	13,470	867,603
Procter & Gamble Co., The	20,565	1,266,804
Sysco Corp.	60,105	1,664,908

		6,401,019

Energy — 17.3%
Anadarko Petroleum Corp.	11,215	918,733
Apache Corp.	12,750	1,669,230
Cimarex Energy Co.	10,145	1,169,110
Devon Energy Corp.	14,470	1,327,912
Exterran Holdings, Inc.*◊	24,815	588,860
Occidental Petroleum Corp.	12,975	1,355,758
Southwestern Energy Co.*◊	11,090	476,537

		7,506,140

Financials — 19.6%
Arch Capital Group Ltd.*	7,125	706,729
Assurant, Inc.	17,080	657,751
Assured Guaranty Ltd.	90,335	1,345,992
JPMorgan Chase & Co.	32,635	1,504,474
Prudential Financial, Inc.	15,830	974,811
Travelers Cos., Inc., The	14,255	847,887
U.S. Bancorp	40,065	1,058,918
Wells Fargo & Co.	44,565	1,412,710

		8,509,272

Health Care — 18.2%
Abbott Laboratories	22,215	1,089,646
Baxter International, Inc.	20,390	1,096,370
Johnson & Johnson	18,015	1,067,389
Medtronic, Inc.	34,741	1,367,058
Merck & Co., Inc.	32,360	1,068,204
Pfizer, Inc.	53,690	1,090,444
UnitedHealth Group, Inc.	24,837	1,122,632

		7,901,743

Industrials — 14.3%
3M Co.	9,525	890,588
Dover Corp.	20,685	1,359,832
Illinois Tool Works, Inc.	23,553	1,265,267
Parker Hannifin Corp.	4,890	462,985
Southwest Airlines Co.	69,440	877,027
United Technologies Corp.	16,105	1,363,288

		6,218,987

Information Technology — 3.2%
Cisco Systems, Inc.	22,470	385,360
Microsoft Corp.	40,055	1,015,795

		1,401,155

Materials — 2.6%
Air Products & Chemicals, Inc.	12,355	1,114,174

Total Common Stocks		$40,763,245

	Par Value

Repurchase Agreement — 2.2%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/11 to be repurchased at $967,131 on 4/1/11. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.0%, and maturities from 9/21/2011 through 4/18/2036†	$967,127	$967,127

	Shares

Registered Investment Company — 4.2%
JPMorgan Prime Money Market Fund, Capital Shares	1,826,493	1,826,493

Total Investment Securities — 100.2% (Cost $36,203,445)**		43,556,865

Net Other Assets (Liabilities) — (0.2%)		(65,605)

Net Assets — 100.0%		$43,491,260

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $932,695.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 85.4%
Consumer Discretionary — 3.5%
Mattel, Inc.	214,250	$5,341,253
McDonald’s Corp.§	459,704	34,978,877
Wal-Mart Stores, Inc.	520,870	27,111,284

		67,431,414

Consumer Staples — 9.5%
ConAgra Foods, Inc.§	1,468,110	34,867,613
General Mills, Inc.	951,827	34,789,277
PepsiCo, Inc.	694,230	44,715,354
Procter & Gamble Co., The	744,370	45,853,192
Sysco Corp.§	878,132	24,324,256

		184,549,692

Energy — 20.2%
Anadarko Petroleum Corp.	1,077,183	88,242,831
Apache Corp.	402,166	52,651,573
Cimarex Energy Co.	71,735	8,266,741
Devon Energy Corp.	711,005	65,248,929
EOG Resources, Inc.	450,450	53,382,830
Exxon Mobil Corp.	512,238	43,094,583
Occidental Petroleum Corp.	774,103	80,886,022

		391,773,509

Financials — 14.9%
Assurant, Inc.	611,615	23,553,294
Assured Guaranty Ltd.	1,774,190	26,435,431
JPMorgan Chase & Co.	961,090	44,306,249
PNC Financial Services Group, Inc.	678,335	42,728,322
Prudential Financial, Inc.	601,835	37,060,999
Travelers Cos., Inc., The	729,560	43,394,229
U.S. Bancorp§	1,275,607	33,714,293
Wells Fargo & Co.	1,147,405	36,372,738

		287,565,555

Health Care — 15.5%
Abbott Laboratories§	878,140	43,072,767
Amgen, Inc.*	145,085	7,754,794
Baxter International, Inc.	475,386	25,561,505
Johnson & Johnson§	454,240	26,913,720
Medtronic, Inc.	1,179,837	46,426,586
Merck & Co., Inc.	1,053,005	34,759,695
Pfizer, Inc.	2,356,220	47,854,828
Quest Diagnostics, Inc.	488,015	28,168,226
UnitedHealth Group, Inc.§	896,730	40,532,196

		301,044,317

Industrials — 13.2%
3M Co.	381,615	35,681,002
Dover Corp.	783,600	51,513,864
Fluor Corp.	146,175	10,767,251
Illinois Tool Works, Inc.	598,330	32,142,288
Parker Hannifin Corp.	439,505	41,612,333
Raytheon Co.	427,172	21,730,240
United Technologies Corp.§	724,985	61,369,980

		254,816,958

Information Technology — 5.7%
Alliance Data Systems Corp.*◊	211,710	18,183,772
Cisco Systems, Inc.	1,072,519	18,393,701
International Business Machines Corp.	233,400	38,060,538
Microsoft Corp.§	1,368,215	34,697,932

		109,335,943

Materials — 2.9%
Air Products & Chemicals, Inc.	395,913	35,703,434
PPG Industries, Inc.	218,455	20,799,101

		56,502,535

Total Common Stocks		$1,653,019,923

	Par Value

Repurchase Agreement — 0.8%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/2011 to be repurchased at $15,702,961 on 04/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.0%, and maturities from 09/21/2011 - 04/18/2036†	$15,702,891	$15,702,891

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Registered Investment Company — 14.3%
JPMorgan Prime Money Market Fund, Capital Shares	277,890,278	$277,890,278

Total Investment Securities — 100.5% (Cost $1,569,884,382)**		$1,946,613,092

Segregated Cash With Brokers — 25.5%		494,309,442

Securities Sold Short — (25.1)% (Proceeds $354,799,925)		(486,519,710)

Net Other Assets (Liabilities) — (0.9%)		(17,938,854)

Net Assets — 100.0%		$1,936,463,970

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $15,502,544.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $266,893,775.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 23.0%
Consumer Discretionary — 13.7%
Apollo Group, Inc., Class A *	243,380	$10,151,380
Brunswick Corp.	1,726,360	43,901,335
Capella Education Co. *	144,020	7,170,756
Life Time Fitness, Inc. *	535,339	19,973,498
Macy’s, Inc.	1,658,990	40,247,097
MGM Resorts International *	2,311,711	30,399,000
NetFlix, Inc. *	60,505	14,359,652
Nordstrom, Inc.	523,160	23,479,421
Red Robin Gourmet Burgers, Inc. *	220,615	5,934,544
Royal Caribbean Cruises Ltd. *	456,761	18,845,959
Sally Beauty Holdings, Inc. *	1,521,610	21,317,756
Sonic Corp. *	415,430	3,759,641
Tractor Supply Co.	429,929	25,735,550

		265,275,589

Consumer Staples — 2.3%
Avon Products, Inc.	354,025	9,572,836
Colgate-Palmolive Co.	242,850	19,612,566
H.J. Heinz Co.	332,483	16,231,820

		45,417,222

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Financials — 0.6%
Moody’s Corp.	356,930	12,103,496

Health Care — 1.3%
Covance, Inc. *	445,390	24,371,741

Industrials — 2.5%
Avery Dennison Corp.	351,115	14,732,785
Boeing Co., The	469,555	34,714,201

		49,446,986

Information Technology — 2.6%
Advent Software, Inc. *	356,042	10,207,724
Akamai Technologies, Inc. *	462,245	17,565,310
Monster Worldwide, Inc. *	757,125	12,038,288
Salesforce.com, Inc. *	73,225	9,781,395

		49,592,717

Total Common Stocks Sold Short		446,207,751

Exchange Traded Fund — 2.1%
iShares Russell 2000 Index Fund	478,935	40,311,959

Total Securities Sold Short (Proceeds $354,799,925)		$486,519,710

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Preferred Stocks — 2.1%
Banking Services — 1.1%
Citizens Funding Trust I, 7.50%*	7,130	$142,386

Reits & Real Estate Management — 1.0%
iStar Financial, Inc., 7.80%, Series F	6,417	133,153

Total Preferred Stocks		$275,539

Common Stocks — 84.1%
Banking Services — 25.8%
BB&T Corp.	3,776	103,651
City National Corp.	1,500	85,575
First California Financial Group, Inc.*	28,801	108,004
First Financial Holdings, Inc.	14,029	158,668
First Niagara Financial Group, Inc.◊	12,655	171,855
First of Long Island Corp.◊	6,860	190,365
Huntington Bancshares, Inc.§	33,301	221,119
National Penn Bancshares, Inc.	24,185	187,192
PNC Financial Services Group, Inc.§	8,289	522,124
Popular, Inc.*	80,440	234,080
Sterling Bancorp	13,260	132,733
SunTrust Banks, Inc.	10,087	290,909
Wells Fargo & Co.§	29,216	926,147

		3,332,422

Commercial Banks — 4.3%
U.S. Bancorp§	20,858	551,277

Consumer Financial Services — 4.1%
American Express Co.	5,590	252,668
Discover Financial Services	11,470	276,656

		529,324

Financial Services — 15.5%
Bank of America Corp.	26,290	350,446
Bank of New York Mellon Corp.§	15,084	450,559
JPMorgan Chase & Co.	19,995	921,769
Morgan Stanley§	6,600	180,312
MVC Capital, Inc.	3,290	45,139
State Street Corp.	1,223	54,962

		2,003,187

Insurance — 30.5%
ACE Ltd.	3,665	237,126
Alleghany Corp.*	313	103,643
Allstate Corp.§	8,133	258,467
Arch Capital Group Ltd.*	1,366	135,494
Assurant, Inc.§	8,460	325,795
Assured Guaranty Ltd.	34,815	518,743
Chubb Corp., The	1,555	95,337
Hartford Financial Services Group, Inc.	9,268	249,587
HCC Insurance Holdings, Inc.	4,005	125,397
Horace Mann Educators Corp.	8,673	145,706
Marsh & McLennan Cos., Inc.	2,740	81,679
Old Republic International Corp.	41,930	532,092
Prudential Financial, Inc.	8,090	498,182
Travelers Cos., Inc., The	6,165	366,694
XL Group plc	10,525	258,915

		3,932,857

IT Services — 1.5%
CoreLogic, Inc.*	10,665	197,302

Reits & Real Estate Management — 2.4%
Redwood Trust, Inc. REIT◊	18,090	281,300
Winthrop Realty Trust REIT	2,870	35,157

		316,457

Total Common Stocks		$10,862,826

	Par Value

Corporate Bond — 0.9%
Banking Services —0.9%
Zions Bancorp., 7.75%, 9/23/14	$105,000	$114,031

Repurchase Agreement — 3.6%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/2011 to be repurchased at $467,138 on 04/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0% - 6.0%, and maturities from 09/21/2011 - 04/18/2036†	$467,136	$467,136

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Registered Investment Company — 12.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares	1,622,949	$1,622,949

Total Investment Securities — 103.3% (Cost $11,290,546)**		$13,342,481

Segregated Cash With Brokers — 6.8%		872,875

Securities Sold Short — (7.0)% (Proceeds $889,732)		(903,749)

Net Other Assets (Liabilities) — (3.1%)		(398,018)

Net Assets — 100.0%		$12,913,589

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $453,889.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,077,606.
REIT — Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 7.0%
Banking Services — 6.4%
Eagle Bancorp, Inc.*	12,485	$175,414
First Bancorp	14,500	192,270
First Financial Bankshares, Inc.	1,900	97,603
United Bankshares, Inc.	5,895	156,335
WesBanco, Inc.	7,295	151,080
Westamerica Bancorp.	1,145	58,819

		831,521

Financial Services — 0.6%
Moody’s Corp.	2,130	72,228

Total Securities Sold Short (Proceeds $889,732)		$903,749

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Collateralized Debt Obligations — 0.4%
Alesco Preferred Funding III, 5/4/2034*††	$724,100	$77,413
Alesco Preferred Funding Ltd., Series 6A, Class PPNE, 3/23/2035*††	336,608	72,088
Alesco Preferred Funding VI PNN, 3/23/2035*††	621,631	133,806
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2, 11/5/2041*††	611,948	137,915
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2, 7/5/2035*††	1,175,564	241,379

Total Collateralized Debt Obligations		$662,601

Preferred Stocks — 1.1%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A*	21,007	57,769
Hartford Financial Services Group, Inc., 7.25%, Series F◊	60,135	1,555,993

Total Preferred Stocks		$1,613,762

Corporate Bonds — 90.0%
Consumer Discretionary — 8.1%
Expedia, Inc., 7.46%, 8/15/18	$4,700,000	5,175,000
Goodyear Tire & Rubber Co., The, 10.50%, 5/15/16	3,550,000	3,976,000
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,898,437

		12,049,437

Consumer Staples — 1.0%
TreeHouse Foods, Inc., 7.75%, 3/1/18	1,350,000	1,454,625

Energy — 10.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,400,000	4,784,494
ATP Oil & Gas Corp., 11.88%, 5/1/15	1,900,000	1,995,000
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,901,000

	Par	Fair
	Value	Value

Energy — 10.4% continued
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/1/14	$3,800,000	$3,823,750

		15,504,244

Financials — 28.0%
AmSouth Bank, Series AI, 4.85%, 4/1/13	1,850,000	1,882,375
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,362,790
Crum & Forster Holdings Corp., 7.75%, 5/1/17	2,100,000	2,197,125
Discover Financial Services, 6.45%, 6/12/17	2,700,000	2,910,568
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,134,322
First Tennessee Bank NA, 5.05%, 1/15/15	2,550,000	2,617,368
Huntington National Bank, 6.60%, 6/15/18	2,825,000	2,997,859
iStar Financial, Inc., Series B, 5.70%, 3/1/14◊	4,275,000	3,997,125
Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000	3,082,500
Regions Financial Corp., 5.75%, 6/15/15	3,000,000	3,056,250
Symetra Financial Corp., 6.13%, 4/1/16^	4,000,000	4,156,868
Wilmington Trust Corp., 4.88%, 4/15/13◊	4,540,000	4,662,294
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,756,750

		41,814,194

Health Care — 5.6%
HCA, Inc., 9.25%, 11/15/16	3,725,000	4,009,031
Mylan, Inc., 7.63%, 7/15/17^	4,000,000	4,305,000

		8,314,031

Industrials — 21.0%
Avis Budget Car Rental, 9.63%, 3/15/18	4,380,000	4,839,900
BE Aerospace, Inc., 8.50%, 7/1/18	4,620,000	5,116,650
Bristow Group, Inc., 7.50%, 9/15/17	1,665,000	1,750,331
Corrections Corp. of America, 7.75%, 6/1/17	2,050,000	2,226,813

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Par	Fair
	Value	Value

Corporate Bonds — 90.0% continued
Industrials — 21.0% continued
Iron Mountain, Inc., 6.63%, 1/1/16	$4,075,000	$4,095,375
Kansas City Southern de Mexico SA de CV, 7.38%, 6/1/14	3,155,000	3,281,200
Triumph Group, Inc., 8.00%, 11/15/17	3,525,000	3,771,750
United Rentals North America, Inc., 10.88%, 6/15/16	3,110,000	3,592,050
Westinghouse Air, 6.88%, 7/31/13	2,675,000	2,782,000

		31,456,069

Information Technology — 4.3%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	4,938,670
Mantech International Corp., 7.25%, 4/15/18	1,500,000	1,575,000

		6,513,670

Materials — 5.6%
Crown Americas LLC / Crown Americas Capital Corp. II, 7.63%, 5/15/17	1,710,000	1,868,175
Nalco Co., 8.25%, 5/15/17	3,000,000	3,277,500
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	3,175,000	3,242,469

		8,388,144

Telecommunication Services — 1.5%
Global Crossing Ltd., 12.00%, 9/15/15◊	2,000,000	2,280,000

Utilities — 4.5%
CenterPoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,748,106
Source Gas LLC, 5.90%, 4/1/17^	4,000,000	3,944,076

		6,692,182

Total Corporate Bonds		$134,466,596

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 3.3%
BNP Paribas Securities Corp., 0.16%, Agreement dated 03/31/2011 to be repurchased at $4,953,759 on 04/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0% - 6.0%, and maturities from 09/21/2011 - 04/18/2036.†	$4,953,737	$4,953,737

Registered Investment Company — 6.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares	9,703,441	$9,703,441

Total Investment Securities — 101.3% (Cost $145,664,790)**		$151,400,137

Net Other Assets (Liabilities) — (1.3%)		(1,934,277)

Net Assets — 100.0%		$149,465,860

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $4,852,631.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at March 31, 2011.

^	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedure approved by the Board of Trustees are as follows:

				Value as
	Acquisition	Current	Fair	a % of
Security	Date	Cost	Value	Net Assets

Mylan, Inc.	September-10	$4,289,789	$4,305,000	2.9%
Source Gas LLC	March-10	3,856,206	3,944,076	2.7%
Symetra Financial Corp.	February 11	4,172,880	4,156,868	2.8%

		$12,318,875	$12,405,944	8.4%

Diamond Hill Strategic Income Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

††	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

				Value as
	Acquisition	Current		a % of
Security	Date	Cost	Value	Net Assets
Alesco Preferred Funding III	March – 05	$724,100	$77,413	0.0%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May – 05	336,608	72,088	0.0%
Alesco Preferred Funding VI PNN	March – 05	621,631	133,806	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March – 05	510,946	137,915	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March – 05	1,037,308	241,379	0.2%

		$3,230,593	$662,601	0.4%

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
Organization
The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.
The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.
Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.4% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
•	Level 1 —	quoted prices in active markets for identical securities
•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2011:

		Level 2 -
	Level 1 -	Other Significant Observable
	Quoted prices	Inputs

Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$747,507,079	$—
Registered Investment Companies	156,318,238	—
Repurchase Agreements	—	61,856,839

Total	903,825,317	61,856,839
Small-Mid Cap Fund
Common Stocks*	74,399,303	—
Registered Investment Companies	12,240,242	—
Repurchase Agreements	—	5,790,809

Total	86,639,545	5,790,809
Large Cap Fund
Common Stocks*	1,182,764,625	—
Registered Investment Companies	25,557,138	—
Repurchase Agreements	—	17,586,346

Total	1,208,321,763	17,586,346
Select Fund
Common Stocks*	40,763,245	—
Registered Investment Companies	1,826,493	—
Repurchase Agreements	—	967,127

Total	42,589,738	967,127
Long-Short Fund
Common Stocks*	1,653,019,923	—
Registered Investment Companies	277,890,278	—
Repurchase Agreements	—	15,702,891

Total	1,930,910,201	15,702,891
Financial Long-Short Fund
Common Stocks*	10,862,826	—
Preferred Stocks*	275,539	—
Corporate Bonds*	—	114,031
Registered Investment Companies	1,622,949	—
Repurchase Agreements	—	467,136

Total	12,761,314	581,167
Strategic Income Fund
Preferred Stocks*	1,555,993	57,769
Corporate Bonds*	—	134,466,596
Collateralized Debt Obligations	—	662,601
Registered Investment Companies	9,703,441	—
Repurchase Agreements	—	4,953,737

Total	11,259,434	140,140,703
Investment in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(446,207,751)	$—
Registered Investment Companies	(40,311,959)	—

Total	(486,519,710)	—
Financial Long-Short Fund
Common Stocks*	(903,749)	—

*	See Schedule of Investments or Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2011 and the Funds held no Level 3 securities at March 31, 2011.
Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedule of Investments.
Securities lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.
As of March 31, 2011, the value of securities loaned and the collateral held were as follows:

	Fair Value	Fair Value of
Fund	of Securities Loaned	Collateral
Small Cap Fund	$60,435,184	$61,856,839
Small-Mid Cap Fund	5,659,838	5,790,809
Large Cap Fund	17,297,663	17,586,346
Select Fund	932,695	967,127
Long-Short Fund	15,502,544	15,702,891
Financial Long-Short Fund	453,889	467,136
Strategic Income Fund	4,852,631	4,953,737
Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.
Federal Tax Information
As of March 31 2011, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Cap Fund	$800,541,589	$180,558,271	$(15,417,704)	$165,140,567
Small-Mid Cap Fund	78,260,268	14,949,292	(779,206)	14,170,086
Large Cap Fund	1,038,328,595	196,701,420	(9,121,906)	187,579,514
Select Fund	37,043,521	6,959,503	(446,159)	6,513,344
Long-Short Fund	1,573,928,438	394,898,796	(22,214,142)	372,684,654
Financial Long-Short Fund	11,434,818	2,067,977	(160,314)	1,907,663
Strategic Income Fund	145,664,790	8,782,202	(3,046,855)	5,735,347

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.

James F. Laird, Jr.
President

Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr. James F. Laird, Jr.
President

Date: May 25, 2011

By (Signature and Title)

/s/ Trent M. Statczar Trent M. Statczar
Treasurer
Date: May 25, 2011